WARRANT LIABILITY (Details 1) - Series B Warrants [Member] - $ / shares		6 Months Ended
	Oct. 03, 2023	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Exercise price	$ 45.20	$ 45.20
Share price	$ 39.40	$ 6.65
Expected life	3 years 3 days	2 years 3 days
Expected volatility	90.40%	159.22%
Risk free interest rate	4.95%	3.66%
Dividend yield